Property, plant and equipment (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	€ 114	€ 185
Property, plant and equipment at end of period	563	114
Impairment recognized on tangible assets	€ 0	0
Lease liability		0
Right of use		0
Lease term	2 years
Borrowing rate	2.00%
GROSS AMOUNT
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	€ 657	648
Addition	572	35
Exchange effect	2	(26)
Property, plant and equipment at end of period	1,231	657
AMORTIZATION/DEPRECIATION
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(544)	(463)
Increase	122	104
Exchange effect	2	(23)
Property, plant and equipment at end of period	(668)	(544)
Equipment and tooling
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	85	95
Property, plant and equipment at end of period	90	85
Equipment and tooling | GROSS AMOUNT
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	297	285
Addition	43	30
Exchange effect		(18)
Property, plant and equipment at end of period	340	297
Equipment and tooling | AMORTIZATION/DEPRECIATION
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(212)	(190)
Increase	38	40
Exchange effect		(18)
Property, plant and equipment at end of period	(250)	(212)
Equipment and tooling (finance lease)
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	1	38
Property, plant and equipment at end of period		1
Equipment and tooling (finance lease) | GROSS AMOUNT
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	181	181
Property, plant and equipment at end of period	181	181
Equipment and tooling (finance lease) | AMORTIZATION/DEPRECIATION
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(180)	(143)
Increase	1	37
Property, plant and equipment at end of period	(181)	(180)
General facilities, fixtures and fittings
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period		19
Property, plant and equipment at end of period	8
General facilities, fixtures and fittings | GROSS AMOUNT
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	85	90
Addition	29
Exchange effect		(5)
Property, plant and equipment at end of period	114	85
General facilities, fixtures and fittings | AMORTIZATION/DEPRECIATION
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(85)	(71)
Increase	21	18
Exchange effect		(4)
Property, plant and equipment at end of period	(106)	(85)
Office, IT equipment, furniture
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	26	33
Property, plant and equipment at end of period	21	26
Office, IT equipment, furniture | GROSS AMOUNT
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	94	92
Addition		5
Exchange effect	2	(3)
Property, plant and equipment at end of period	96	94
Office, IT equipment, furniture | AMORTIZATION/DEPRECIATION
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(67)	(59)
Increase	6	9
Exchange effect	2	(1)
Property, plant and equipment at end of period	(75)	€ (67)
Buildings (right of use asset)
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at end of period	444
Buildings (right of use asset) | GROSS AMOUNT
Reconciliation of changes in property, plant and equipment [abstract]
Addition	500
Property, plant and equipment at end of period	500
Buildings (right of use asset) | AMORTIZATION/DEPRECIATION
Reconciliation of changes in property, plant and equipment [abstract]
Increase	56
Property, plant and equipment at end of period	€ (56)